Lord Abbett Investment Trust

90 Hudson Street

Jersey City, NJ  07302

July 2, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Lord Abbett Investment Trust (the “Trust”)
1933 Act File No. 033-68090
1940 Act File No. 811-07988

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment reflects the following changes with respect to Lord Abbett Balanced Strategy Fund (the “Balanced Strategy Fund”), Lord Abbett Diversified Equity Strategy Fund (the “Diversified Equity Strategy Fund”), Lord Abbett Income Strategy Fund (the “Income Strategy Fund”) and Lord Abbett World Growth & Income Strategy Fund (the “World Growth & Income Strategy Fund”), each a series of the Trust (collectively, the “Funds”):

•                  The Funds’ target investment allocations have been modified consistent with their respective investment mandates.

•                  Certain Lord Abbett Funds have been added as underlying funds authorized for potential investment allocations by the Funds.  These new underlying funds are:  Lord Abbett All Value Fund (for Diversified Equity Strategy Fund and World Growth & Income Strategy Fund); Lord Abbett America’s Value Fund (for Balanced Strategy Fund, Diversified Equity Strategy Fund and World Growth & Income Strategy Fund); Lord Abbett Bond Debenture Fund (for Income Strategy Fund); Lord Abbett Developing Growth Fund (for Diversified Equity Strategy Fund); and Lord Abbett High Yield Fund (for World Growth & Income Strategy Fund).  The Amendment includes disclosure summarizing the key investment attributes of these underlying funds.

•                  The Income Strategy Fund’s name has been changed to “Income & Growth Strategy Fund” to reflect its target allocation of 25% equity/75% fixed income.

•                  The World Growth & Income Strategy Fund’s name has been changed to “Growth & Income Strategy Fund” to reflect its target allocation of 75% equity/25% fixed income.

These changes are expected to take effect on or about September 14, 2007.  Prior to the September 14, 2007 effective date, the Trust intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement.

Any communications relating to the Amendment should be directed to Brooke A. Brown at 201-827-2279 or the undersigned at 201-827-2264.

Very truly yours,

/s/ Christina T. Simmons
Christina T. Simmons
Vice President and Assistant Secretary